Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information
Entity Registrant Name	Regional Health Properties,Inc.
Entity Central Index Key	0001697416
Document Type	S-4/A
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company